GENERAL COMMITMENTS	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
GENERAL COMMITMENTS

NOTE 16 – GENERAL COMMITMENTS

On August 2, 2018, the Company entered into a purchase agreement with Launch Properties, LLC for the sale of the Company’s building located at 10900 Red Circle Drive, Minnetonka, MN for $10,000,000. The building currently includes the Company’s corporate administrative offices, as well as some operations for Transition Networks and JDL Technologies. This agreement was terminated on July 28, 2020 and earnest money totaling $225,000 was transferred to the Company and recognized as other income in the accompanying condensed consolidated statements of income (loss) and comprehensive income (loss) for the year ended December 31, 2020. The Company is reviewing options to continue to use or sell the property.